Investment Risks - Calamos Nasdaq-100 Structured Alt Protection ETF - September	Aug. 30, 2024
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	• Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").
Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Cap Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.
Capital Protection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETF losses if the Underlying ETF's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into or sells Fund Shares prior to the expiration of the FLEX Options, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETF has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETF to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETF has increased in value, an investor purchasing Shares at that point will not benefit from the Capital Protection until the Underlying ETF's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the FLEX Options (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment.
Capped Upside Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETF, if Fund Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF.
Cash Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.
Clearing Member Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Clearing Member Default Risk — Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). In a transaction involving cleared derivatives, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Correlation Risk — The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the FLEX option's value will be affected by, among other things, changes in the Underlying ETF's share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire, the value of the Fund's FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETF's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
Costs of Buying and Selling Fund Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETF's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETF fall, the value of your investment in the Fund will decline.
FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's NAV and, in tum the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.
Investment Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETF. The Fund's downside protection and upside participation of the Underlying ETF may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETF during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETF. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETF's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETF downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETF's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETF's value.
Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
Liquidity Risk — FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]	• Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
Market Maker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. The Fund may also purchase or write over-the-counter put or call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed put or call options. Over-the-counter put or call options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.
Premium-Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.
Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Sector Risk — To the extent the Underlying ETF invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETF may underperform the broader market.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of the securities in which the Fund may invest, including the Fund's option strategy, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of an equity option as the referenced asset, which and to treat any income it may derive from an equity option as "qualifying income" under the provisions of the Code applicable to RICs. In the case of FLEX Options, as the referenced asset, which, assuming the referenced asset qualifies as a RIC, treating the issuer as the referenced asset would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. If the income is not qualifying income or the issuer of equity options, including FLEX Options. is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.The Fund's investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund. Certain options the Fund holds may not qualify as "Section 1256 contracts" under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.There is a risk that if the offsetting FLEX Options are held by a single person that the IRS may take the position that the FLEX Options, viewed together, should be treated as a single debt instrument for federal tax purposes. The result of such a position would be that the Fund would fail the RIC diversification tests causing the RIC to be taxed as a C corporation, unless certain cure rights based upon reasonable cause may apply. The Fund has obtained an opinion of tax counsel that the FLEX Options should not be collapsed into a single instrument. However, such an opinion is not binding upon the IRS or the courts.
Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.
Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Underlying ETF Risk — The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.
Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund's investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.